Convertible Note (Details)						6 Months Ended		12 Months Ended
		Dec. 18, 2025	Oct. 17, 2025	Oct. 02, 2025 USD ($)	Jun. 09, 2025 USD ($) Installments $ / shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 29, 2025 USD ($)	Oct. 15, 2025 USD ($)	Jan. 03, 2025 $ / shares	Jan. 03, 2024 $ / shares
Convertible Note (Details) [Line Items]
Debt face value									$ 1,500,000
Ordinary shares, par value (in Dollars per share) | $ / shares											$ 1	$ 1
Number of installments (in Installments) | Installments					2
Average weighted average prices					120.00%
Debt floating rate					93%
Stock issued number of pre delivery shares (in Shares) | shares						1,248,611		1,248,611
Purchase of additional pre delivery shares (in Shares) | shares						213,389		213,389
Subscription amount						$ 1,380,000		$ 1,380,000
Maximum principal amount percentage equal to number of common stock shares						40.00%		40.00%
Warrants alternative exercise price equal to trading days immediately preceding the date of excercise						80.00%		80.00%
Description of conversion of debt		On December 18,2025, the Company entered into a Securities Purchase Agreement with an institutional investor ("the Investor"). Pursuant to the agreement, the Company issued to the Investor senior secured convertible notes with an original issue discount of 8% and a maximum principal amount of USD 2,000,000 ("the Notes"), for which the Investor paid a subscription amount equivalent to 92% of the principal. The first delivery was completed on December 18,2025, with the Company receiving notes totaling USD 1,380,000, representing a principal amount of USD 1,500,000. The agreement also stipulated a second delivery: upon the effectiveness of the resale registration statement corresponding to the Notes, the Investor would pay USD 460,000 for the remaining notes with a principal amount of USD 500,000. As of December 31,2025, this batch had not yet been fully delivered. Additionally, under relevant terms, the conversion price shall be the lower of: (A) A fixed conversion price, calculated on the delivery date; (B) An alternative conversion price: 93% of the lowest daily VWAP during the 10 trading days preceding the conversion date (unless a default event occurs); in the event of a default, this 93% is replaced by 80%; or (C) A floor price: the conversion price shall not be less than USD 0.0524. The subsequent adjustment mechanism for the fixed conversion price is as follows: "Effective upon each subsequent closing under any Purchase Agreement, the Fixed Conversion Price shall be decreased, but in no event increased, to equal the lowest 120% of the average three-day VWAP calculated prior to the Closing Date.	the Company entered into a Securities Purchase Agreement with an institutional investor ("the Investor"). Pursuant to the Agreement, the Company issued to the Investor senior secured convertible notes with an original issue discount of 8% and a principal amount of US$1,500,000 ("the Notes"), and the Investor paid a subscription amount equal to 92% of the principal, namely US$1,380,000. The Notes were settled on October 17,2025. Under the relevant terms, the conversion price shall be the lower of: (A) a fixed conversion price of US$0.6777; (B) an alternative conversion price of 93% of the lowest daily VWAP during the 10 trading days preceding the conversion date (in the event of no default event); if a default event occurs, this 93% shall be replaced by 80%; or (C) a floor price of US$0.1007. Subsequent adjustment mechanism for the Fixed Conversion Price: "Effective upon each subsequent closing under any Purchase Agreement, the Fixed Conversion Price shall be reduced—never increased—to equal the lowest 120% of the average three-day VWAP calculated prior to the Closing Date."
Interest Expense, Debt						$ 167,231
Senior Notes [Member]
Convertible Note (Details) [Line Items]
Debt face value					$ 7,400,000
Original issue discount rate					8.00%
First Tranche Note [Member]
Convertible Note (Details) [Line Items]
Debt face value				$ 2,050,000	$ 2,200,000	$ 1,500,000		$ 1,500,000
Maximum principal amount percentage					40.00%	40.00%		40.00%
Maximum principal amount percentage equal to number of common stock shares						40.00%		40.00%
Remaining uncoverted debt face value				150,000
Second Tranche Note [Member]
Convertible Note (Details) [Line Items]
Debt face value					$ 2,200,000	$ 700,000		$ 700,000
Remaining debt principal					$ 500,000
Effectiveness period					120 days
Market capitalization					$ 30,000,000
Subscription amount						$ 644,000		$ 644,000
Third Tranche Note [Member]
Convertible Note (Details) [Line Items]
Debt face value					$ 3,000,000
Effectiveness period					180 days
Convertible Bond [Member]
Convertible Note (Details) [Line Items]
Debt face value				1,500,000
Warrant [Member]
Convertible Note (Details) [Line Items]
Warrants (in Shares) | shares						279,739		279,739
Warrant [Member] | First Tranche Note [Member]
Convertible Note (Details) [Line Items]
Warrants (in Shares) | shares								279,739
Pre-merger Share Capital [Member]
Convertible Note (Details) [Line Items]
Converted shares into amount				3,349,496					5,773,423
Post-merger Share Capital [Member]
Convertible Note (Details) [Line Items]
Converted shares into amount				$ 133,980					$ 230,937
Warrant [Member] | First Tranche Note [Member]
Convertible Note (Details) [Line Items]
Warrants (in Shares) | shares						279,739
Maximum [Member] | Second Tranche Note [Member]
Convertible Note (Details) [Line Items]
Debt face value										$ 220,000,000
Maximum [Member] | Third Tranche Note [Member]
Convertible Note (Details) [Line Items]
Debt face value										$ 3,000,000
Class A Ordinary Shares [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]					$ 0.0025		$ 0.0025
Class A Ordinary Shares [Member] | Senior Notes [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Class A Ordinary Shares [Member] | Warrant [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001
Class A Ordinary Shares [Member] | Warrant [Member]
Convertible Note (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001

[1]	After giving effect to the reverse stock split effected on March 16,2026.